Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commissions and fees
Commissions and fees	SFr 5,356	SFr 8,861	SFr 13,180
Lending business
Commissions and fees
Commissions and fees	663	1,431	1,870
Investment and portfolio management
Commissions and fees
Commissions and fees	2,478	3,028	3,401
Other securities business
Commissions and fees
Commissions and fees	67	61	59
Fiduciary business
Commissions and fees
Commissions and fees	2,545	3,089	3,460
Underwriting
Commissions and fees
Commissions and fees	90	560	2,560
Brokerage
Commissions and fees
Commissions and fees	1,281	2,265	3,088
Underwriting and brokerage
Commissions and fees
Commissions and fees	1,371	2,825	5,648
Other services
Commissions and fees
Commissions and fees	SFr 777	SFr 1,516	SFr 2,202